1838 INVESTMENT ADVISORS FUNDS
              SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL
                       INFORMATION DATED FEBRUARY 28, 2001



                  Effective December 3, 2001, the address of 1838 Investment Advisors Funds and 1838 Investment Advisors, LLC is:

                           2701 Renaissance Boulevard
                                  Fourth Floor
                            King of Prussia, PA 19406